Fair Value Measurements Fair Value Measurements - Level 3 Activity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, balance at	$ 19,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, balance at	38,646	22,510
Additions from acquisitions	16,875	24,885
Payments	(6,008)	(9,065)
(Gain)/loss included in earnings	(11,463)	253
Reversals	(19,129)
Foreign currency translation	62	63
Contingent consideration, balance at	18,983	38,646
Cost of Sales [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
(Gain)/loss included in earnings	(6,700)
General, Administrative, Integration, and Other [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
(Gain)/loss included in earnings	$ (4,800)